LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases
LEASES

3. Leases

Accounting and reporting guidance for leases requires that leases be evaluated and classified as either operating or finance leases by the lessee and as either operating, sales-type or direct financing leases by the lessor. For leases with terms greater than 12 months, the Company records the related right-of-use (“ROU”) asset and lease obligation at the present value of lease payments over the term. Leases may include fixed rental escalation clauses, renewal options and / or termination options that are factored into the determination of lease payments when appropriate. The Company’s operating leases are included in ROU assets, lease liabilities-current portion and lease liability-less current portion in the accompanying consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The Company’s leases do not usually provide a readily determinable implicit rate; therefore, an estimate of the Company’s incremental borrowing rate is used to discount the lease payments based on information available at the lease commencement date. The discount rate used was 5.5%.

The table below summarizes the right-of-use asset and lease liability for the period ended March 31, 2022:

	March 31, 2022	December 31, 2021
Right of Use Assets
Balance, January 1	$217,267	$483,113
Depreciation	(13,546)	(265,846)
Balance, end of period	$203,721	$217,267

Lease Liability
Balance, January 1	$217,267	$483,113
Lease interest expense	2,539	22,057
Payments	(16,085)	(287,903)
Balance, end of period	$203,721	$217,267

Short-term portion	$57,045	$77,715
Long-term portion	146,676	139,552
Total	$203,721	$217,267

Undiscounted rent payments for the next four years are as follows:

2022	$42,525
2023	58,080
2024	59,520
2025	61,020
Total	$221,145
Impact of discounting	(17,424)
Lease liability, March 31, 2022	$203,721

3. Leases

Accounting and reporting guidance for leases requires that leases be evaluated and classified as either operating or finance leases by the lessee and as either operating, sales-type or direct financing leases by the lessor. For leases with terms greater than 12 months, the Company records the related right-of-use (“ROU”) asset and lease obligation at the present value of lease payments over the term. Leases may include fixed rental escalation clauses, renewal options and / or termination options that are factored into the determination of lease payments when appropriate. The Company’s operating leases are included in ROU assets, lease liabilities-current portion and lease liability-less current portion in the accompanying consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The Company’s leases do not usually provide a readily determinable implicit rate; therefore, an estimate of the Company’s incremental borrowing rate is used to discount the lease payments based on information available at the lease commencement date. The discount rate used was 5.5%.

The table below summarizes the right-of-use asset and lease liability for the year ended December 31, 2021:

Right of Use Assets
Balance at December 31, 2019	$789,205
Addition	260,661
Termination	(234,980)
Depreciation	(331,773)
Balance at December 31, 2020	$483,113
Depreciation	(265,846)
Balance at December 31, 2021	$217,267

Lease Liability
Balance at December 31, 2019	$789,205
Addition	260,661
Termination	(234,980)
Lease interest expense	53,768
Payments	(385,541)
Balance at December 31, 2020	$483,113
Lease interest expense	22,057
Payments	(287,903)
Balance at December 31, 2021	$217,267

Short-term portion	$77,715
Long-term portion	139,552
Total	$217,267

Undiscounted rent payments are as follows:

2022	78,240
2023	77,100
2024	70,440
2025	71,940
Total	$297,720
Impact of discounting	(80,453)
Lease liability, December 31, 2021	$217,267